8. Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
8	Inventories

	2012	2011
	US$’000	US$’000

Raw materials	147	142
Work in progress	59	74
Finished goods	447	367
	653	583

ZHEJIANG
Inventories
	2012	2011
	RMB’000	RMB’000

Raw materials	9,154	8,612